Financial assets at fair value through other comprehensive income - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 1,762	R$ 6,960
Adjustments to fair value (in Stockholders' equity)	(1,196)	(817)
Fair Value	566	6,143
Negotiable Shares [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,762	6,960
Adjustments to fair value (in Stockholders' equity)	(1,196)	(817)
Fair Value	R$ 566	R$ 6,143